Disclosure of Detailed Information About Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	$ 51	$ 47
Customer deposits and other deferred revenue	412	395
Construction payables and accruals	316	278
Outstanding chip liability	189	485
Interest payables	156	130
Accrued employee benefit expenses	136	174
Other tax payables	118	302
Loyalty program liability	28	31
Casino liabilities	22	41
Payables to related companies	3	9
Other payables and accruals	62	104
Trade and other payables	1,493	1,996
Trade and other non-current payables	(105)	(122)
Trade and other current payables	$ 1,388	$ 1,874